UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
Colorado Springs, CO  80903
 (Address of principal executive offices)(zip code)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
Colorado Springs, CO  80903
 (Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Item 1.  Schedule of Investments

Giant 5 Total Investment System Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)
Security Description	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 86.5%
BlackRock Global Resources Fund, Class I	405	$8,256
Cohen & Steers Asia Pacific Realty Shares, Inc., Class I	81,367	549,227
E.I.I. International Property Fund, Class I	13,125	138,338
Fidelity Select Industrials Materials Portfolio	41,627	1,267,966
First American Real Estate Securities Fund, Class Y	97,418	1,115,432
First Eagle Global Fund, Class I	26,445	874,550
First Eagle Overseas Fund, Class I	50,202	844,907
Franklin Mutual European Fund, Class Z	17,375	299,715
ICON Materials Fund	109,198	732,716
Ivy European Opportunities Fund, Class I	3,008	52,010
Ivy Global Natural Resources Fund, Class I	1,597	17,084
JPMorgan Small Cap Equity Fund, Class S	1,000	22,800
Matthews China Fund	44,661	640,442
Matthews India Fund	21,815	182,592
Metzler/Payden European Emerging Markets Fund*	11,823	149,799
Morgan Stanley Institutional Fund, Inc., International Real Estate Portfolio, Class I	69,388	873,593
Morgan Stanley Institutional Fund, Inc., U.S. Real Estate Portfolio, Class I	7,474	66,297
Oppenheimer International Bond Fund, Class Y	345,988	2,048,250
T. Rowe Price Latin America Fund	3,272	74,376
U.S. Global Investors Accolade Funds, Eastern European Fund*	13,213	67,652
Vanguard Energy Fund, Admiral Shares	29,714	2,461,525
Total Investment Companies
(Cost $17,634,017)		12,487,527

SHORT-TERM INVESTMENTS - 13.7%
Fidelity Institutional Treasury Portfolio, Class I, 0.327%, 1/2/2009(a)	$1,971,716	$1,971,716

Total Short-Term Investments
(Cost $1,971,716)		1,971,716
Total Investments - 100.2%
(Cost $19,605,733)		14,459,243
Other Liabilities in Excess of Assets - (0.2) %		(26,032)
NET ASSETS - 100.0%		$14,433,211

 *     Non-income producing.
(a)    Variable rate security; the rate shown represents the rate at December 31, 2008.

See Notes to the Schedule of Investments.

Giant 5 Total Index System Fund
Schedule of Portfolio Investments
December 31, 2008 (Unaudited)
Security Description	Shares or Principal Amount	Value

EXCHANGE TRADED FUNDS - 96.6%
Claymore/AlphaShares China Real Estate ETF	10,000	$108,300
Energy Select Sector SPDR Fund	11,133	532,603
First Trust ISE Chindia Index Fund	39,000	459,030
iShares Dow Jones U.S. Basic Materials Sector Index Fund	6,776	251,322
iShares Lehman 1-3 Year Treasury Bond Fund	12,500	1,058,225
iShares MSCI EMU Index Fund	1,520	46,527
iShares S&P Europe 350 Index Fund	13,584	423,006
iShares S&P Global Energy Sector Index Fund	34,185	1,000,253
PowerShares FTSE RAFI Basic Materials Sector Portfolio	7,900	241,740
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	3,000	85,260
PowerShares FTSE RAFI Energy Sector Portfolio	4,240	206,106
PowerShares FTSE RAFI U.S. 1000 Portfolio	17,955	612,445
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	12,070	388,533
PowerShares Golden Dragon Halter USX China Portfolio	10,000	149,500
PowerShares WilderHill Clean Energy Portfolio	4,000	34,480
SPDR DJ Wilshire International Real Estate ETF	26,500	717,620
SPDR DJ Wilshire REIT ETF	11,483	465,406
SPDR Lehman International Treasury Bond ETF	19,434	1,057,209
SPDR S&P Oil & Gas Equipment & Services ETF	6,000	102,600
SPDR S&P Oil & Gas Exploration & Production ETF	4,000	118,560
Vanguard Information Technology Index ETF	10,000	340,500
Vanguard Materials ETF	15,524	704,790
Vanguard REIT ETF	23,000	838,350
WisdomTree International Basic Materials Sector Fund	57,750	1,088,010
WisdomTree International Energy Sector Fund	30,500	605,730
WisdomTree International MidCap Dividend Fund	4,000	148,120
WisdomTree International Real Estate Fund	20,000	412,800
WisdomTree International SmallCap Dividend Fund	3,500	117,880
Total Exchange Traded Funds
(Cost $20,517,637)		12,314,905

SHORT-TERM INVESTMENTS - 3.5%
Fidelity Institutional Treasury Portfolio, Class I, 0.327%, 1/2/2009(a)	$446,695	$446,695

Total Short-Term Investments
(Cost $446,695)		446,695
Total Investments - 100.1%
(Cost $20,964,332)		12,761,600
Other Liabilities in Excess of Assets– (0.1)%		(17,310)
NET ASSETS - 100.0%		$12,744,290

(a)   Variable rate security; the rate shown represents the rate at December 31, 2008.

See Notes to the Schedule of Investments.

Percentages indicated are based on net assets.

GIANT 5 FUNDS
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2008
(unaudited)

1. ORGANIZATION

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-ended investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund”, collectively the “Funds”).

The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the Untied States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

SECURITY VALUATION

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees.  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

As noted above each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds policies will be used in the daily calculation of their net asset value per share (“NAV”), which will, in turn, be used in calculating the Funds’ NAVs. If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Fund’s NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provide by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

FEDERAL INCOME TAXES:

At December 31, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes for the Giant 5 Total Investment System and Giant 5 Total Index System were as follows:

	Giant 5 Total Investment System	Giant 5 Total Index System

Cost of Investments	$19,611,888	$20,956,392

Gross unrealized appreciation	$122,363	$26,268
Gross unrealized depreciation	(5,275,008)	(8,221,060)
Net unrealized depreciation on investments	$(5,152,645)	$(8,194,792)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of accretion of premium or discount.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Giant 5 Total Investment System Fund

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$14,459,243
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0
Total	$14,459,243

Giant 5 Total Index System Fund

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$12,761,600
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0
Total	$12,761,600

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended December 31, 2008 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/ Michael G. Willis
By: Michael G. Willis
President
Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
By: Michael G. Willis
President
(Principal Executive Officer)
Date: February 25, 2009

/s/ Paul D. Myers
By: Paul D. Myers
Treasurer
(Principal Financial Officer)
Date: February 25, 2009